CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of critical accounting estimates and judgements [Abstract]
Schedule of Recoverable Amount of Goodwill for Impairment Tests	The key assumptions used in the December 31, 2019 test were as follows:
Terminal growth rate	1.0%
After-tax discount rate	8.0%
Pre-tax discount rate	9.6%